Shareholders' equity and share-based payments - Variation of the number of shares composing the share capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variation of the number of shares composing the share capital
Common shares issued as of the end of the period	2,397,679,661
Treasury shares	149,529,818	60,543,213	137,187,667	33,841,104
Common shares issued
Variation of the number of shares composing the share capital
Common shares issued as of the beginning of the period	2,412,251,835	2,619,131,285	2,640,429,329
Capital reduction by cancellation of treasury shares	(25,405,361)	(214,881,605)	(30,665,526)
Deferred contribution pursuant to capital increase reserved for employees			9,471
Capital increase reserved for employees	10,833,187	8,002,155	9,358,011
Common shares issued as of the end of the period	2,397,679,661	2,412,251,835	2,619,131,285